Employee Benefits - Summary of Net Defined Benefit Liability (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of unfunded obligation	$ 5,849	$ 4,834
Net defined benefit liability	5,849	4,834
Defined Benefit Obligation [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of unfunded obligation	6,490	5,669
Fair Value of Plan Assets [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Less: fair value of plan assets	$ (641)	$ (835)